Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Equity Interest
	December 31, 2023		December 31, 2022
	Number of Shares	$	Number of Shares	$
Share capital:

Lifezone Holding Limited
Number of ordinary shares in issue			58,300,082
Nominal average value per ordinary per share				0.0001
Nominal value of ordinary total shares: Lifezone Holdings Limited				3,101
Lifezone Metals Limited
Number of ordinary shares in issue	78,269,952
Nominal average value per ordinary per share		0.0001
Nominal value of ordinary total shares: Lifezone Metals Limited		7,828

Schedule of Reconciliation of Shareholders' Equity Movement
	December 31, 2023		Movements	December 31, 2022
	Number of Shares	$	$	Number of Shares	$

Share capital, beginning	58,300,082	3,101	-	58,300,082	1,843
Transactions with shareholders
Lifezone Holdings restricted stock units exercised	2,819,653	150	150	-	-
Lifezone Holdings share options, net settled exercised	1,560,396	83	83	-	-
	4,380,049	233	233	-	-
Total Lifezone Holdings Limited shares prior to share exchange	62,680,131	3,334		58,300,082	1,843

Share exchange transaction
Total Lifezone Holdings shares exchanged for Lifezone Metals shares	(62,680,131)	(3,334)	(3,334)
Exchange ratio of 94:1
Exchanged for Issue of Lifezone Metal Limited shares	62,680,131	6,268	6,268	-	-
Previous GoGreen Sponsor shareholders	6,468,600	647	647	-	-
Previous GoGreen public shareholders	1,527,554	153	153	-	-
PIPE Investors	7,017,317	702	702	-	-
Simulus Vendors	500,000	50	50	-	-
Issue of Lifezone Metal Limited shares	78,193,602	7,820	7,820	-	-

Issue of shares from warrants exercised	76,350	8	8	-	-

Share flip up transaction
Swap of Lifezone and KNL shares	-	-	-	(58,300,082)	(1,843)
Issue of Lifezone Holdings Limited shares	-	-	-	58,300,082	3,101
	-	-	-	-	1,258

Total transactions with shareholders	78,269,952	7,828	7,828	-	1,258

Share capital, ending	78,269,952	7,828	4,727	58,300,082	3,101

Share premium		184,610,307	158,933,651		25,676,656
Equity issuance fees		(5,923,979)	(5,683,979)		(240,000)
Total share premium		178,686,328	153,249,672		25,436,656

Lifezone Holdings restricted stock units		-	(14,379,698)		14,379,698
Lifezone Holdings share options		-	(11,103,650)		11,103,650
Previous Lifezone Holdings shareholders earnouts		248,464,035	248,464,035		-
Previous Sponsor earnouts		17,094,750	17,094,750		-
Total shared base payment reserve		265,558,785	240,075,437		25,483,348

Warrant reserves		15,017,257	15,017,257		-
Other reserves		(6,814,302)	8,680,952		(15,495,254)
Translations reserve		77,933	(37,931)		115,864
Redemption reserve		280,808	-		280,808

Accumulated deficit		(408,165,162)	(363,874,560)		(44,290,602)

Total Shareholders’ equity (deficit)		44,649,475	53,115,554		(8,466,079)

Schedule of Fair Value of Restricted Stock Units
	Restricted stock units	Fair value ($)
As at January 1, 2022	150	9,525,000
Granted	-	-
Released *	(150)	-
Exchanged *	30,000	-
Fair value adjustment	-	4,854,698
Outstanding at December 31, 2022	30,000	14,379,698

As at January 1, 2023	30,000	14,379,698
Exchanged **	(30,000)	(14,379,698)
Outstanding at December 31, 2023	-	-
*	As part of the Flip-Up transaction, as mentioned in Note 1, the 150 restricted stock units granted by subsidiary Lifezone Limited in 2021 units were exchanged for 30,000 restricted stock units in Lifezone Holdings in May 2022.
**	The final transaction steps of the SPAC Transaction involved the exercise of all outstanding restricted stock units for shares in Lifezone Holdings, before all outstanding shares of Lifezone Holdings were exchanged for shares in Lifezone. On the Closing Date, Lifezone purchased the shares of Lifezone Holdings at a ratio of c. 94:1, translating in 2,819,653 new Lifezone shares.

Schedule of Weighted Average Exercise Price of Share Options
	Share Options
		Weighted
	Units	price ($)

Balance at January 1, 2022	-	-
Granted	18,054	74.58
Lapsed	-	-
Exercised	-	-
Outstanding at 31 December, 2022	18,054	74.58
Exchanged *	(18,054)	(74.58)
Outstanding at 31 December, 2023	-	-

Schedule of Monte Carlo Model
Inputs
Valuation Date	July 6, 2023
Stock Price as of Measurement Date / BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA)	94.0%
Risk-Free Rate (5.00 Years)	4.28%

Schedule of Share Price Earnout Tranches
Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 - Triggering Event I	July 6, 2023	July 6, 2028	$14.00
Sale Threshold Price for Tranche 2 - Triggering Event II	July 6, 2023	July 6, 2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			n/a
Change of Control Date			n/a
Probability of Change of Control			0%

Schedule of Fair Value of Earnouts Granted
	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted - Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at December 31, 2023	25,072,052		248,464,035
	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Sponsor shareholder ($14.00 per Share)	862,500	$9.98	8,607,750
Granted - Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at December 31, 2023	1,725,000		17,094,750

Schedule of Classification of Warrants at the Time of Inception
Inputs

Valuation Date – date of warrant assumption	July 5, 2023
Unit Issuance Date	October 21, 2021

Announcement Date	December 13, 2022
Business Combination Date	July 5, 2023
Exercise Date	August 4, 2023
Expiration Date	July 5, 2028
First Trading Date	December 13, 2021
Stock Price as of Measurement Date	$11.44
Strike Price	$11.50
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$18.00
Days Above Threshold Price (Automatic Redemption)	20
Days Above Measurement Period	30
Probability of Acquisition	100%

Schedule of Fair Value of Outstanding Warrants
	Number of Warrants	Fair value ($)
Balance as at January 1, 2023	-	-
Public Warrants ($11.50 per warrant)	13,800,000	14,490,000
Exercised	(76,350)	(80,168)
Outstanding as at December 31, 2023	13,723,650	14,409,833
The number of warrants and fair value of outstanding Private Warrants as at December 31, 2023, is as follows:
	Number of Warrants	Fair value ($)
Balance as at January 1, 2023	-	-
Private Warrants ($11.50 per warrant)	667,500	607,425
Outstanding as at December 31, 2023	667,500	607,425